UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2016

Date of reporting period:  November 30, 2015

Item 1. Schedule of Investments.

Geneva Advisors All Cap Growth Fund
Schedule of Investments
November 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.07%
Aerospace & Defense - 1.73%
B/E Aerospace, Inc.	63,299	$2,925,680
Banks - 0.77%
First Republic Bank	18,812	1,295,394
Biotechnology - 9.87%
Celgene Corp. (a)	72,172	7,899,226
Gilead Sciences, Inc.	11,294	1,196,712
Regeneron Pharmaceuticals, Inc. (a)	13,942	7,591,419
		16,687,357
Capital Markets - 1.92%
Affiliated Managers Group, Inc. (a)	18,346	3,251,461
Chemicals - 1.38%
Sherwin-Williams Co.	8,452	2,333,344
Diversified Financial Services - 4.02%
MarketAxess Holdings, Inc.	33,187	3,543,708
McGraw Hill Financial, Inc.	33,786	3,259,335
		6,803,043
Electrical Equipment - 1.04%
Acuity Brands, Inc.	7,610	1,756,997
Food & Staples Retailing - 1.26%
CVS Health Corp.	22,640	2,130,198
Health Care Equipment & Supplies - 5.10%
Align Technology, Inc. (a)	19,140	1,277,404
Edwards Lifesciences Corp. (a)	25,305	4,124,715
IDEXX Laboratories, Inc. (a)	45,455	3,219,123
		8,621,242
Health Care Providers & Services - 3.73%
Acadia Healthcare Co., Inc. (a)	61,477	4,242,528
Centene Corp. (a)	35,690	2,061,097
		6,303,625
Hotels, Restaurants & Leisure - 7.19%
Chipotle Mexican Grill, Inc. (a)	10,808	6,263,776
Starbucks Corp.	96,143	5,902,219
		12,165,995
Internet & Catalog Retail - 5.86%
Amazon.com, Inc. (a)	14,907	9,910,174
Internet Software & Services - 6.45%
Facebook, Inc. (a)	87,161	9,085,663
LinkedIn Corp. (a)	7,496	1,822,352
		10,908,015
IT Services - 11.91%
Alliance Data Systems Corp. (a)	15,587	4,471,131
FleetCor Technologies, Inc. (a)	13,785	2,118,892
Gartner, Inc. (a)	48,677	4,541,564
MasterCard, Inc.	79,320	7,767,015
Sabre Corp.	42,408	1,240,858
		20,139,460
Life Sciences Tools & Services - 1.68%
ICON, PLC (a)(b)	38,141	2,835,020
Machinery - 2.42%
Middleby Corp. (a)	37,125	4,085,235
Professional Services - 1.65%
Robert Half International, Inc.	54,704	2,799,751
Real Estate Management & Development - 1.40%
CBRE Group, Inc. (a)	63,209	2,368,441
Road & Rail - 0.62%
Kansas City Southern	11,567	1,051,672
Semiconductors & Semiconductor Equipment - 2.95%
ARM Holdings PLC - ADR	47,647	2,415,703
NXP Semiconductors NV (a)(b)	27,479	2,568,187
		4,983,890

Software - 14.02%
Manhattan Associates, Inc. (a)	70,042	5,365,217
salesforce.com, Inc. (a)	66,555	5,303,768
ServiceNow, Inc. (a)	42,957	3,737,689
Tyler Technologies, Inc. (a)	44,918	8,015,168
Ultimate Software Group, Inc. (a)	6,482	1,280,195
		23,702,037
Specialty Retail - 6.28%
Tractor Supply Co.	65,590	5,860,466
Ulta Salon Cosmetics & Fragrance, Inc. (a)	28,453	4,751,651
		10,612,117
Textiles, Apparel & Luxury Goods - 1.32%
NIKE, Inc.	16,913	2,237,252
Wireless Telecommunication Services - 3.50%
SBA Communications Corp. (a)	56,221	5,912,200
TOTAL COMMON STOCKS (Cost $108,247,703)		165,819,600

SHORT-TERM INVESTMENTS - 2.27%
Money Market Fund - 2.27%
Fidelity Institutional Money Market Portfolio	3,845,426	3,845,426
TOTAL SHORT-TERM INVESTMENTS (Cost $3,845,426)		3,845,426

Total Investments (Cost $112,093,129) - 100.34%		169,665,026
Liabilities in Excess of Other Assets - (0.34)%		(578,138)
TOTAL NET ASSETS - 100.00%		$169,086,888

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

Abbreviations:
ADR	American Depositary Receipt
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Geneva Advisors, LLC.

Geneva Advisors Equity Income Fund
Schedule of Investments
November 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.98%
Aerospace & Defense - 6.04%
B/E Aerospace, Inc.	114,785	$5,305,363
Boeing Co.	59,420	8,642,639
		13,948,002
Air Freight & Logistics - 1.73%
United Parcel Service, Inc.	38,690	3,985,457
Banks - 6.81%
East West Bancorp, Inc.	73,276	3,178,713
JPMorgan Chase & Co.	188,115	12,543,508
		15,722,221
Biotechnology - 2.80%
AbbVie, Inc.	54,433	3,165,279
Gilead Sciences, Inc.	31,142	3,299,806
		6,465,085
Capital Markets - 9.57%
Ameriprise Financial, Inc.	20,436	2,308,246
BlackRock, Inc.	8,835	3,213,466
Blackstone Group LP	288,607	9,013,197
PJT Partners, Inc. (a)	0	3
TD Ameritrade Holding Corp.	206,835	7,576,366
		22,111,278
Chemicals - 3.82%
CF Industries Holdings, Inc.	74,232	3,425,064
LyondellBasell Industries NV (b)	20,415	1,956,165
Monsanto Co.	36,204	3,445,173
		8,826,402
Electric Utilities - 1.00%
Brookfield Infrastructure Partners LP (b)	55,511	2,305,927
Energy Equipment & Services - 0.85%
Schlumberger Ltd. (b)	25,376	1,957,758
Food & Staples Retailing - 3.18%
Walgreens Boots Alliance Inc.	87,368	7,341,533
Health Care Equipment & Supplies - 3.03%
Becton, Dickinson & Co.	46,541	6,992,785
Health Care Providers & Services - 3.06%
Anthem, Inc.	26,516	3,457,156
Cardinal Health, Inc.	41,511	3,605,231
		7,062,387
Hotels, Restaurants & Leisure - 3.87%
Starbucks Corp.	145,482	8,931,140
Household Durables - 1.63%
Whirlpool Corp.	23,152	3,762,663
Media - 5.64%
Comcast Corp.	135,688	8,257,972
Time Warner, Inc.	68,060	4,762,839
		13,020,811

Oil, Gas & Consumable Fuels - 6.62%
Enterprise Products Partners LP	102,442	2,601,002
EQT Midstream Partners LP	38,481	2,603,240
Magellan Midstream Partners LP	98,672	6,169,960
Sunoco LP	105,433	3,922,108
		15,296,310
Pharmaceuticals - 2.70%
Bristol Myers Squibb Co.	51,588	3,456,912
Merck & Co., Inc.	52,471	2,781,488
		6,238,400
Professional Services - 1.49%
CEB, Inc.	44,653	3,450,337
Real Estate Management & Development - 2.51%
Brookfield Asset Management, Inc. (b)	168,721	5,793,879
Road & Rail - 2.39%
Union Pacific Corp.	65,873	5,530,038
Semiconductors & Semiconductor Equipment - 3.84%
Microchip Technology, Inc.	183,451	8,857,014
Software - 4.65%
Microsoft Corp.	197,550	10,736,843
Specialty Retail - 2.93%
Home Depot, Inc.	50,508	6,762,011
Technology Hardware, Storage & Peripherals - 3.72%
Apple, Inc.	72,542	8,581,719
Trading Companies & Distributors - 1.01%
Fortress Transportation and Infrastructure Investors, LLC	203,030	2,334,845
Transportation Infrastructure - 4.09%
Macquarie Infrastructure Co. LLC	125,973	9,451,754
TOTAL COMMON STOCKS (Cost $178,966,221)		205,466,599

REAL ESTATE INVESTMENT TRUSTS - 6.75%
American Tower Corp.	86,584	8,604,718
Cyrusone, Inc.	193,315	6,990,270
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,517,382)		15,594,988

SHORT-TERM INVESTMENTS - 4.20%
Money Market Fund - 4.20%
Fidelity Institutional Money Market Portfolio	9,693,785	9,693,785
TOTAL SHORT-TERM INVESTMENTS (Cost $9,693,785)		9,693,785

Total Investments (Cost $201,177,388) - 99.93%		230,755,372
Other Assets in Excess of Liabilities - 0.07%		159,684
TOTAL NET ASSETS - 100.00%		$230,915,056

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

Abbreviations:
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Geneva Advisors, LLC.

Geneva Advisors International Growth Fund
Schedule of Investments
November 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.68%
Brazil - 1.41%
Embraer SA - ADR	9,063	$283,581
Canada - 9.76%
Brookfield Asset Management, Inc.	6,421	220,497
Canadian National Railway, Co.	10,157	606,881
Dollarama, Inc.	8,360	559,024
Ritchie Bros. Auctioneers, Inc.	21,723	581,959
		1,968,361
China - 5.29%
Baidu, Inc. - ADR (a)	3,840	837,005
Tencent Holdings Ltd.	11,500	228,532
		1,065,537
Denmark - 4.23%
Novo Nordisk A/S - ADR	10,180	559,595
Pandora A/S	2,476	293,052
		852,647
France - 6.12%
Criteo SA - ADR (a)	12,151	495,275
Hermes International	1,360	478,566
JCDecaux SA	7,000	259,536
		1,233,377
Germany - 2.28%
Continental AG	1,910	460,148
Hong Kong - 4.84%
AIA Group Ltd.	65,000	388,103
Nord Anglia Education, Inc. (a)	27,644	586,882
		974,985
India - 2.60%
HDFC Bank Ltd. - ADR	9,030	524,824
Ireland - 3.44%
ICON PLC (a)	9,328	693,350
Israel - 1.40%
Caesarstone Sdot-Yam Ltd. (a)	6,885	281,459
Italy - 2.49%
Luxottica Group SpA - ADR	7,557	501,709
Japan - 12.04%
FANUC Corp.	3,300	588,183
Hoya Corp.	11,800	478,395
Keyence Corp.	960	520,671
Nidec Corp.	7,228	558,745
Tokio Marine Holdings, Inc.	7,600	280,320
		2,426,314
Mexico - 0.96%
Grupo Televisa SAB - ADR	6,850	193,170

Netherlands - 9.04%
AerCap Holdings NV (a)	7,242	329,076
ASML Holding NV - ADR	5,180	480,290
InterXion Holding NV (a)	10,385	319,027
NXP Semiconductors NV (a)	7,435	694,875
		1,823,268
Norway - 2.72%
Statoil ASA - ADR	35,643	547,833
Spain - 5.26%
Amadeus IT Holding SA	12,537	502,379
Grifols SA - ADR	16,062	558,154
		1,060,533
Sweden - 2.59%
Assa Abbloy AB	24,560	521,577
United Kingdom - 8.68%
ARM Holdings PLC - ADR	18,722	949,205
Diageo PLC - ADR	2,608	298,773
InterContinental Hotels Group PLC	13,097	502,850
		1,750,828
United States - 11.53%
ACE Ltd.	3,822	438,957
Allergan PLC (a)	1,578	495,319
Euronet Worldwide, Inc. (a)	6,892	535,646
Lululemon Athletica, Inc. (a)	10,309	492,976
Mead Johnson Nutrition Co.	4,487	361,607
		2,324,505
TOTAL COMMON STOCKS (Cost $17,941,298)		19,488,006

SHORT-TERM INVESTMENTS - 3.66%
Money Market Fund - 3.66%
Fidelity Institutional Money Market Portfolio	738,628	738,628
TOTAL SHORT-TERM INVESTMENTS (Cost $738,628)		738,628

Total Investments (Cost $18,679,926) - 100.34%		20,226,634
Liabilities in Excess of Other Assets - (0.34)%		(68,542)
TOTAL NET ASSETS - 100.00%		$20,158,092

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Abbreviations:
AB	Aktiebolag is a Swedish term for limited company or coportation.
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term for stock coporations.
A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
ASA	Allmennaksjeselskap is a Norwegian term which signifies that the company is listed in the stock-exchange.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SpA	Società per Azioni is the Italian term for a limited share company.

Geneva Advisors Small Cap Opportunities Fund
Schedule of Investments
November 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.93%
Air Freight & Logistics - 2.12%
Forward Air Corp.	5,448	$261,994
Biotechnology - 0.80%
BioSpecifics Technologies Corp. (a)	2,040	98,838
Building Products - 3.70%
Caesarstone Sdot-Yam Ltd. (a)(b)	4,977	203,460
Trex Co, Inc. (a)	5,862	253,824
		457,284
Capital Markets - 2.51%
Artisan Partners Asset Management, Inc.	4,532	177,156
WisdomTree Investments, Inc.	6,081	132,262
		309,418
Commercial Services & Supplies - 2.91%
Mobile Mini, Inc.	3,489	123,685
Ritchie Bros. Auctioneers, Inc. (b)	8,812	236,074
		359,759
Consumer Finance - 1.37%
PRA Group, Inc. (a)	4,086	168,793
Diversified Consumer Services - 7.12%
Bright Horizons Family Solutions, Inc. (a)	6,656	441,492
Grand Canyon Education, Inc. (a)	3,609	142,989
Nord Anglia Education, Inc. (a)(b)	13,923	295,585
		880,066
Diversified Financial Services - 5.27%
MarketAxess Holdings, Inc.	6,094	650,717
Food & Staples Retailing - 2.55%
United Natural Foods, Inc. (a)	7,172	314,923
Health Care Equipment & Supplies - 15.27%
Align Technology, Inc. (a)	6,823	455,367
GenMark Diagnostics, Inc. (a)	8,386	66,836
Insulet Corp. (a)	8,024	293,598
LDR Holding Corp. (a)	10,380	280,468
Neogen Corp. (a)	6,472	382,236
NuVasive, Inc. (a)	4,532	236,299
Trinity Biotech PLC - ADR	14,286	171,146
		1,885,950
Health Care Providers & Services - 5.20%
Acadia Healthcare Co., Inc. (a)	4,990	344,360
ExamWorks Group, Inc. (a)	11,284	298,123
		642,483
Hotels, Restaurants & Leisure - 2.79%
Buffalo Wild Wings, Inc. (a)	2,150	344,516
Internet Software & Services - 9.26%
Carbonite, Inc. (a)	17,391	169,562
Criteo SA - ADR (a)	5,558	226,544
Envestnet, Inc. (a)	10,148	329,506
MaxPoint Interactive, Inc. (a)	1,000	1,620
SPS Commerce, Inc. (a)	3,970	295,050
Stamps.com, Inc. (a)	1,197	121,328
		1,143,610
IT Services - 2.64%
Euronet Worldwide, Inc. (a)	4,190	325,647
Life Sciences Tools & Services - 3.22%
ICON PLC (a)(b)	5,352	397,814
Oil, Gas & Consumable Fuels - 1.07%
RSP Permian, Inc. (a)	4,661	132,279

Pharmaceuticals - 2.08%
Akorn, Inc. (a)	3,434	114,352
Aratana Therapeutics, Inc. (a)	8,282	48,533
Intersect ENT, Inc. (a)	4,790	94,411
		257,296
Professional Services - 5.05%
CEB, Inc.	4,629	357,683
On Assignment, Inc. (a)	5,687	265,469
		623,152
Software - 15.27%
Ellie Mae, Inc. (a)	3,073	196,180
Imperva, Inc. (a)	5,784	431,660
Manhattan Associates, Inc. (a)	6,978	534,515
Proofpoint, Inc. (a)	1,898	139,142
Tyler Technologies, Inc. (a)	3,279	585,105
		1,886,602
Specialty Retail - 1.11%
Boot Barn Holdings, Inc. (a)	2,000	21,000
Five Below, Inc. (a)	4,158	116,466
		137,466
Technology Hardware, Storage & Peripherals - 2.41%
Super Micro Computer, Inc. (a)	12,136	298,060
Textiles, Apparel & Luxury Goods - 1.21%
Skechers U.S.A., Inc. (a)	4,964	149,913
TOTAL COMMON STOCKS (Cost $11,504,545)		11,726,580

SHORT-TERM INVESTMENTS - 6.61%
Money Market Fund - 6.61%
Fidelity Institutional Money Market Portfolio	816,692	816,692
TOTAL SHORT-TERM INVESTMENTS (Cost $816,692)		816,692

Total Investments (Cost $12,321,237) - 101.54%		12,543,272
Liabilities in Excess of Other Assets - (1.54)%		(189,778)
TOTAL NET ASSETS - 100.00%		$12,353,494

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

Abbreviations:
ADR	American Depositary Receipt
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by Geneva Advisors, LLC.

Geneva Advisors Emerging Markets Fund
Schedule of Investments
November 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.27%
Argentina - 2.02%
Banco Macro SA - ADR (a)	717	$41,507
Brazil - 4.32%
Ambev SA - ADR	5,913	28,205
Embraer SA - ADR	1,083	33,887
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	2,381	26,452
		88,544
Cambodia - 0.87%
NagaCorp Ltd.	27,400	17,769
Chile - 0.73%
Sociedad Quimica y Minera de Chile SA - ADR	897	15,061
China - 17.45%
Alibaba Group Holding Ltd. - ADR (a)	650	54,652
Autohome, Inc. - ADR (a)	1,890	57,267
Baidu, Inc. - ADR (a)	611	133,180
CNOOC Ltd. - ADR	157	17,403
PetroChina Co. Ltd. - ADR	574	40,874
TAL Education Group - ADR (a)	555	24,442
Tencent Holdings Ltd.	1,500	29,809
		357,627
Egypt - 2.49%
Commercial International Bank Egypt SAE	10,880	50,981
Hong Kong - 4.28%
AIA Group Ltd.	11,100	66,276
Vitasoy International Holdings Ltd.	12,000	21,375
		87,651
India - 13.00%
Dr. Reddy's Laboratories Ltd. - ADR	526	24,638
HDFC Bank Ltd. - ADR	2,248	130,654
ICICI Bank, Ltd. - ADR	10,511	87,346
Larsen & Toubro Ltd.	1,169	23,922
		266,560
Malaysia - 3.08%
IHH Healthcare Bhd	42,500	63,242
Mexico - 12.74%
Alsea SAB de CV	18,708	66,715
Controladora Vuela Compania de Aviacion SAB de CV - ADR (a)	2,101	37,167
Fomento Economico Mexicano SAB de CV - ADR	697	67,177
Gruma SAB de CV	2,249	32,726
Grupo Financiero Banorte SAB de CV	3,501	18,774
Grupo Televisa SAB - ADR	1,370	38,634
		261,193
Myanmar - 1.94%
Yoma Strategic Holdings Ltd. (a)	133,600	39,671
Papua New Guinea - 3.28%
Oil Search Ltd.	11,355	67,296
Peru - 3.88%
Credicorp Ltd.	384	40,554
Southern Copper Corp.	1,513	38,930
		79,484
Philippines - 4.79%
Alliance Global Group, Inc.	111,230	41,744
Universal Robina Corp.	13,200	56,539
		98,283
Poland - 4.12%
Eurocash SA	6,565	84,422

Republic of Korea - 1.70%
Amorepacific Corp.	100	34,810
Singapore - 0.99%
InterOil Corp. (a)	523	20,376
South Africa - 3.48%
Life Healthcare Group Holdings Ltd.	9,145	22,557
Naspers Ltd.	327	48,685
		71,242
Taiwan - 2.32%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,094	47,659
United States - 3.79%
Cognizant Technology Solutions Corp. (a)	757	48,887
EPAM Systems, Inc. (a)	366	28,815
		77,702
TOTAL COMMON STOCKS (Cost $2,002,425)		1,871,080

EXCHANGE TRADED FUNDS - 2.93%
Market Vectors Vietnam ETF	3,866	60,155
TOTAL EXCHANGE TRADED FUNDS (Cost $67,920)		60,155

SHORT-TERM INVESTMENTS - 5.27%
Money Market Fund - 5.27%
Fidelity Institutional Money Market Portfolio	107,944	107,944
TOTAL SHORT-TERM INVESTMENTS (Cost $107,944)		107,944

Total Investments (Cost $2,178,289) - 99.47%		2,039,179
Other Assets in Excess of Liabilities - 0.53%		10,765
TOTAL NET ASSETS - 100.00%		$2,049,944

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Abbreviations:
ADR	American Depositary Receipt
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
SA	Abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SAB de CV	Sociedad Anonima Busastil de Capital Varible is a term for a publicly traded company in Mexico
Bhd	Berhad is a term to indicate a private limited company in Malaysia.

Footnotes to the Schedules of Investments
November 30, 2015 (Unaudited)

1.	Federal Tax Information

The cost basis of investments for federal income tax purposes at November 30, 2015 for Geneva Advisors Funds ( the "Funds"), were as follows*:

	Geneva Advisors All Cap Growth Fund	Geneva Advisors Emerging Markets Fund	Geneva Advisors Equity Income Fund	Geneva Advisors International Growth Fund	Geneva Advisors Small Cap Opportunities Fund
Cost of Investments	$112,093,129	$2,178,289	$201,177,388	$18,679,926	$12,321,237
Gross unrealized appreciation	$58,497,691	$88,471	$35,969,508	$2,239,207	$1,262,884
Gross unrealized depreciation	(925,794)	(227,581)	(6,391,524)	(692,499)	(1,040,849)
Net unrealized appreciation (depreciation)	$57,571,897	$(139,110)	$29,577,984	$1,546,708	$222,035

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information for the Funds please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

2.	Valuation of Securities

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.
When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price
(“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.
Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”).
If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills are valued at market price.
Any discount or premium is accreted or amortized on a straight-line basis until maturity.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.
The intended effect of using fair value pricing procedures is to ensure that the Fund are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order.
Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at November 30, 2015

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2015, in valuing the Funds' investments carried at fair value:

Geneva Advisors All Cap Growth Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$165,819,600	$-	$-	$165,819,600
Total Equity	165,819,600	-	-	165,819,600

Short-Term Investments	3,845,426	-	-	3,845,426
				-
Total Investment in Securities	$169,665,026	$-	$-	$169,665,026

Geneva Advisors Emerging Markets Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$1,175,530	$695,550	$-	$1,871,080
Exchange Traded Funds*	60,155	-	-	60,155
Total Equity	1,235,685	695,550	-	1,931,235

Short-Term Investments	107,944	-	-	107,944

Total Investment in Securities	$1,343,629	$695,550	$-	$2,039,179

Geneva Advisors Equity Income Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$205,466,599	$-	$-	$205,466,599
Real Estate Investment Trusts*	15,594,988	-	-	15,594,988
Total Equity	221,061,587	-	-	221,061,587

Short-Term Investments	9,693,785	-	-	9,693,785

Total Investment in Securities	$230,755,372	$-	$-	$230,755,372

Geneva Advisors International Growth Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$13,426,949	$6,061,057	$-	$19,488,006
Total Equity	13,426,949	6,061,057	-	19,488,006

Short-Term Investments	738,628	-	-	738,628

Total Investment in Securities	$14,165,577	$6,061,057	$-	$20,226,634

Geneva Advisors Small Cap Opportunities Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$11,726,580	$-	$-	$11,726,580
Total Equity	11,726,580	-	-	11,726,580

Short-Term Investments	816,692	-	-	816,692

Total Investment in Securities	$12,543,272	$-	$-	$12,543,272

* For further information regarding security characteristics, please see the Schedules of Investments.

The Funds held no Level 3 securities during the period ended November 30, 2015. The Funds measure Level 3 activity as of the beginning and end of the period. For the period ended November 30, 2015, the Funds did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair

Transfers between Levels are recognized as of the beginning and end of the financial reporting period.

	Geneva Advisors All Cap Fun	Geneva Advisors Emerging Markets Fund	Geneva Advisors Equity Income Fund	Geneva Advisors International Growth Fund	Geneva Advisors Small Cap Opportunities Fund

Transfers into Level 1	$-	$-	$-	$-	$-
Transfers out of Level 1	$-	$(26,452)	$-	$-	$-
Net transfers in and/or out of Level 1	$-	$(26,452)	$-	$-	$-

Transfers into Level 2	$-	$26,452	$-	$-	$-
Transfers out of Level 2	$-	$-	$-	$-	$-
Net transfers in and/or out of Level 2	$-	$26,452	$-	$-	$-

Disclosures about Derivative Instruments and Hedging Activities
The Funds did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
 John Buckel, President

Date  January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* s/ John Buckel
John Buckel, President

Date  January 22, 2016

By (Signature and Title)* /s/ Jennifer Lima
 Jennifer Lima, Treasurer

Date  January 22, 2016

* Print the name and title of each signing officer under his or her signature.